Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2024	$ 178,951	$ 1,301	$ 291,463	$ 5,194	$ (12,561)	$ (106,446)
Changes in equity
Loss for the period	(34,121)	0	0	0	0	(34,121)
Other comprehensive (expense)/income	871	0	0	(55)	926	0
Total comprehensive loss for the period	(33,250)	0	0	(55)	926	(34,121)
Share-based compensation expense	5,848	0	0	5,848	0	0
Transfer of share options	0	0	0	(269)	0	269
Share option exercises	0	0	0	(10)	0	10
Issue of share capital	139,848	250	139,598	0	0	0
Total transactions with owners	145,696	250	139,598	5,569	0	279
Ending balance at Sep. 30, 2025	291,397	1,551	431,061	10,708	(11,635)	(140,288)
Beginning balance at Dec. 31, 2025	279,703	1,551	431,061	13,292	(11,776)	(154,425)
Changes in equity
Loss for the period	(46,563)	0	0	0	0	(46,563)
Other comprehensive (expense)/income	(1,958)	0	0	(167)	(1,791)	0
Total comprehensive loss for the period	(48,521)	0	0	(167)	(1,791)	(46,563)
Share-based compensation expense	5,787	0	0	5,787	0	0
Transfer of share options	0	0	0	(1,003)	0	1,003
Share option exercises	814	3	811	0	0	0
Issue of share capital	111,237	163	111,074	0	0	0
Total transactions with owners	117,838	166	111,885	4,784	0	1,003
Ending balance at Sep. 30, 2026	$ 349,020	$ 1,717	$ 542,946	$ 17,909	$ (13,567)	$ (199,985)